Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	F-4
Amendment Flag	false
Entity Registrant Name	AIR Holdings Limited
Entity Central Index Key	0002097725
Entity Emerging Growth Company	true
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	Festival Office Tower
Entity Address, Address Line Two	Dubai Festival City, 7th Floor
Entity Address, City or Town	Dubai
Entity Address, Country	AE
City Area Code	+971
Local Phone Number	4 292 3000
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.